Employee benefits (Details 2) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Salaries, accrued vacations and related charges		$ (857)	$ (780)	$ (1,604)	$ (1,458)
Variable compensation program - PPP	[1]	(131)	(129)	(271)	(247)
Profit sharing	[1]	(32)	(34)	(67)	(65)
Management fees and charges		(3)	(2)	(5)	(5)
Total		$ (1,023)	$ (945)	$ (1,947)	$ (1,775)

[1]	It includes adjustments to provisions related to previous years.